Goodwill and Other Intangible Assets [Text Block]	12 Months Ended
Mar. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets [Text Block]
6.	GOODWILL AND OTHER INTANGIBLE ASSETS

Goodwill

The table below presents the movement in the carrying amount of goodwill by business segment during the fiscal years ended March 31, 2018 and 2019:

Effective April 1, 2018, the MUFG Group reorganized its business groups in an effort to further integrate the expertise and capabilities of its consolidated subsidiaries to respond to the needs of customers more effectively and efficiently, as part of its current medium-term business plan. To make and execute unified group-wide strategies based on customer characteristics and the nature of business, the MUFG Group integrated the operations of its consolidated subsidiaries into six business segments.—Retail & Commercial Banking, Japanese Corporate & Investment Banking, Global Corporate & Investment Banking, Global Commercial Banking, Asset Management & Investor Services, and Global Markets. See Note 30 for the business segment information of the MUFG Group.

	Global Commercial Banking Business Group	Asset Management & Investor Services Business Group	Global Markets Business Group	Total
	(in millions)
Balance at March 31, 2017:
Goodwill(1)	¥611,827	¥28,134	¥2,300	¥642,261
Accumulated impairment losses(1)	(177,750)	(14,368)	—	(192,118)

	434,077	13,766	2,300	450,143
Foreign currency translation adjustments and other	(8,399)	(410)	—	(8,809)

Balance at March 31, 2018:
Goodwill	603,428	27,724	2,300	633,452
Accumulated impairment losses	(177,750)	(14,368)	—	(192,118)

	425,678	13,356	2,300	441,334
Foreign currency translation adjustments and other	(7,206)	(237)	—	(7,443)

Balance at March 31, 2019:
Goodwill	596,222	27,487	2,300	626,009
Accumulated impairment losses	(177,750)	(14,368)	—	(192,118)

	¥418,472	¥13,119	¥2,300	¥433,891

Note:

(1)

Effective April 1, 2018, the MUFG Group reorganized its business groups. Goodwill originally recognized for Retail Banking Business Group, Corporate Banking Business Group, Trust Assets Business Group and Global Business Group other than MUAH and Krungsri was ¥1,900,019 million, which has been fully impaired before April 1, 2017. As these impairment losses recorded in past before the reorganization of the segment and are irrelevant to the annual impairment test under the new segment, the accumulated impaired loss is not allocated to new business segments after the reorganization of business group.

U.S. GAAP requires to test goodwill for impairment at least annually, or more frequently if events or changes in circumstances indicate that goodwill may be impaired, using a two-step process that begins with an estimation of the fair value of a reporting unit, which is to be compared with the carrying amount of the reporting unit including goodwill, to identify potential impairment of goodwill. If the carrying amount of a reporting unit including goodwill exceeds its estimated fair value, the second step of the goodwill impairment test is performed to measure the amount of impairment loss recorded in the consolidated statements of income. This test requires comparison of the implied fair value of the reporting unit’s goodwill with the carrying amount of its goodwill.

For the fiscal years ended March 31, 2017, the MUFG Group recognized ¥6,638 million, in impairment of goodwill relating to reporting units within the Trust Assets Business Group segment. There were no impairment losses recognized for the fiscal years ended March 31, 2018 and 2019. The MUFG Group readjusted its future cash flow projection of the reporting units in this segment, considering the subsidiaries’ recent business performance. Due to the situation, the fair value of the reporting units, which were based on discounted future cash flows, fell below the carrying amounts of the reporting units. Accordingly, the second step of the goodwill impairment test was performed for the reporting units. As a result, the carrying amounts of the reporting units’ goodwill exceeded the implied fair value of the reporting units’ goodwill, and the impairment losses were recognized on the related goodwill.

Other Intangible Assets

The table below presents the gross carrying amount, accumulated amortization and net carrying amount, in total and by major class of other intangible assets at March 31, 2018 and 2019:

	2018			2019
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
	(in millions)
Intangible assets subject to amortization:
Software	¥2,585,161	¥1,852,333	¥732,828	¥2,703,413	¥2,029,775	¥673,638
Core deposit intangibles	128,679	83,382	45,297	126,796	88,643	38,153
Customer relationships	391,832	227,079	164,753	387,936	246,526	141,410
Trade names	77,821	30,801	47,020	77,204	34,283	42,921
Other	9,706	3,977	5,729	9,601	4,220	5,381

Total	¥3,193,199	¥2,197,572	995,627	¥3,304,950	¥2,403,447	901,503

Intangible assets not subject to amortization:
Other(1)			15,492			25,693

Total			¥1,011,119			¥927,196

Note:

(1)	Intangible assets not subject to amortization includes ¥7,268 million and ¥17,431 million of mortgage servicing rights accounted for at fair value at March 31, 2018 and 2019, respectively.

Intangible assets subject to amortization acquired during the fiscal year ended March 31, 2018 amounted to ¥242,017 million, which primarily consisted of ¥239,460 million of software and ¥2,200 million of customer relationships. The weighted average amortization periods for these assets are 5 years and 22 years, respectively. There is no significant residual value estimated for these assets. Intangible assets not subject to amortization acquired during the fiscal year ended March 31, 2018 amounted to ¥28 million.

Intangible assets subject to amortization acquired during the fiscal year ended March 31, 2019 amounted to ¥262,700 million, which primarily consisted of ¥262,408 million of software. The weighted average amortization periods for these assets are 6 years. There is no significant residual value estimated for these assets. Intangible assets not subject to amortization acquired during the fiscal year ended March 31, 2019 amounted to ¥11,172 million.

For the fiscal years ended March 31, 2017, 2018 and 2019, the MUFG Group recognized ¥5,803 million, ¥21,900 million and ¥118,108 million, respectively, of impairment losses for intangible assets whose carrying amounts exceeded their fair value. In computing the amount of impairment losses, fair value was determined primarily based on the present value of expected future cash flows, the estimated value based on appraisals, or market prices.

The impairment loss for the fiscal year ended March 31, 2018 included a loss of ¥11,121 million relating to the foreign subsidiary’s customer relationships under the Trust Asset Business Group segment. The intangible assets were valued based on discounted expected future cash flows. The estimated future cash flows of the above customer relationships were revised downward due to a decrease in acquired customer base. Accordingly, the MUFG group revaluated the intangible assets and recognized impairment losses.

The impairment loss for the fiscal year ended March 31, 2019 included a loss of ¥137,186 million relating to software held by certain consumer finance subsidiary under the Retail & Commercial Banking Business Group segment. The consumer finance subsidiary determined to fundamentally review its current system integration plan, comprehensively taking into account the scale, complexity and the degree of difficulty for the system development to respond rapid changes in payments market in an appropriate manner, at the meeting of the Board of Directors on March 25, 2019. The consumer finance subsidiary considered software under development unlikely to have cost reduction effect and remain in use in the future, and reevaluated the profitability of existing software in relation to its system integration plan. As a result, it was determined that carrying amounts of both system software under development and long lived assets group of credit business, including existing system software, land, buildings, and equipment and furniture exceeded their fair values, and ¥87,596 million and ¥28,494 million of impairment losses were recognized on system software under development and existing software, respectively. In computing the amount of impairment losses, the fair value was primarily estimated using an income approach. The income approach is based on the present value of expected cash flows, which represents market participant perspective. In addition to the impairments on software, ¥21,096 million of impairment losses on long-lived assets, including land, buildings, and equipment and furniture, were recognized.

The estimated aggregate amortization expense for intangible assets for the next five fiscal years is as follows:

(in millions)
Fiscal year ending March 31:
2020	¥230,962
2021	195,126
2022	160,504
2023	120,350
2024	83,523